Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 11 Subsequent Events

In April 2012, the Company filed a registration statement to list on the TSX Venture Exchange ("TSXV"). The listing will be subject to fulfillment of all listing requirements of the TSXV, and there can be no assurance that we will be able to fulfill those listing requirements.  See Note 4, Other Current Assets, regarding the deferred offering costs associated with this offering.

In April 2012, the Company granted the following warrants for services rendered:

Date	Quantity Granted	Fair Value	Vesting Schedule	Expiration

April 2012	100,000	$80,192	100,000 upon issuance	5	Years

The Black-Scholes assumptions used are as follows:

Exercise price	$1.20
Expected dividends	0%
Expected volatility	121%
Risk free interest rate	0.82%
Expected life of warrant	5 years
Expected forfeitures	0%

Note 10 Subsequent Events

(A) Commitments

On February 1, 2012, the Company entered into a domain lease agreement to lease www.ryu.com for 10 years at $1,000 per month for a total of $120,000. During the first five years of the agreement, the Company shall also give lessor product up to $11,000 in retail value.

At the end of the lease term, title to the domain name will transfer to the Company.  The Company intends to capitalize this asset and record a corresponding capital lease liability.  The asset will be amortized over a life of 10 years.

In connection with the domain lease agreement, the Company issued the following warrants:

Date	Quantity Granted	Fair Value	Vesting Schedule	Expiration

January 2012	15,000	$11,650	15,000 upon issuance	10 Years

The Black-Scholes assumptions used are as follows:

Exercise price	$0.98
Expected dividends	0%
Expected volatility	145%
Risk free interest rate	0.30%
Expected life of warrant	10 years

(B) Commitments - Related Party

On January 1, 2012, the Company entered into a consulting agreement with Exit 21 Global Solutions, LLC, ("Exit 21") an entity controlled by the Company's Chief Executive Officer and Chief Operating Officer, for product design, creation, development, merchandising, sourcing and production.  The term of the agreement is for six months and expires June 30, 2012.  The total cash compensation is $386,000.

(C) Employment Agreements

Effective January 1, 2012, the Company executed an employment agreement with its Chief Executive Officer as follows:

Term of agreement	1 year
Annual salary	$180,000
Number of options	100,000
Severance	$180,000

Through December 31, 2011, the Chief Executive Officer had served the same role, but in a consulting capacity through Exit 21.

(D)  Stock Issued for Cash and Warrants

In February 2012, The Company issued 1,500,000 shares for $1,500,000 ($1.00/share).  The Company also issued the holders a half stock purchase warrant (750,000 shares) with a maturity of 2 years and 6 months. The exercise price is $1.80 and requires a mandatory conversion by the holder if the market price of the common stock reaches $4.00.

(E)  Stock Issued for Services

On January 26, 2012 the Company issued 100,000 shares of common stock to a consultant, in exchange for services rendered, for a total of $98,000 ($0.98/share), based upon the quoted closing trading price.

(F)  Stock Options

On January 24, 2012, the Company had the following stock option grants:

Date	Quantity Granted	Fair Value	Vesting Schedule	Expiration

January 2012	770,000	$609,967	770,000 over 4 years	10 Years

The Black-Scholes assumptions used are as follows:

Exercise price	$1.00
Expected dividends	0%
Expected volatility	145%
Risk free interest rate	0.39%
Expected life of option	10 years
Expected forfeitures	0%

(G)  Warrants

In addition to the 15,000 warrants issued in connection with the domain lease agreement in Note 10 (A) and the 750,000 warrants issued in connection with the February 2012 private placement discussed in Note 10 (D), the Company also granted the following warrants for services rendered in January 2012:

Date	Quantity Granted	Fair Value	Vesting Schedule	Expiration

January 2012	100,000(1)	$86,859	100,000 upon issuance	5 Years

(1) The Company has also committed to grant an additional 400,000 warrants to this consultant. The grants will be in increments of 100,000 warrants after 3 months of service, over the course of 1 year. The Company will value these warrants for services rendered at each grant date, and these warrants will be fully vested upon grant. Grant dates will be April 2012, July 2012, October 2012 and January 2013.

The Black-Scholes assumptions used are as follows:

Exercise price	$1.20
Expected dividends	0%
Expected volatility	145%
Risk free interest rate	0.77%
Expected life of warrant	5 years
Expected forfeitures	0%